Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2018
Personnel expenses (Tables) [Abstract]
Breakdown of Personnel expenses

The breakdown of “Personnel expenses” is as follows:

Thousand of reais	2018	2017	2016

Wages and salaries	5,812,688	5,713,702	5,377,284
Social security costs	1,404,537	1,381,229	1,273,486
Benefits	1,387,078	1,309,314	1,277,781
Defined benefit pension plans (note 22)	8,939	20,081	24,480
Contributions to defined contribution pension plans	131,388	87,099	86,576
Share-based compensation	58,050	87,293	86,963
Training	62,756	58,338	62,518
Other personnel expenses	340,571	280,222	188,177
Total	9,206,007	8,937,278	8,377,265

b) Share-Based Compensation

Fair Value and Plans Performance Parameters

For accounting of the Local Program plans, an independent consultant promoted simulations based on Monte Carlo methodology, as presented the performance parameters used to calculate the shares to be granted. Such parameters are associated with their respective probabilities of occurrence, which are updated at the close of each year.

SOP 2013 (1)
Total Shareholder Return (TSR) rank	% of Exercisable Shares
1st	100%
2nd	75%
3th	50%

(1) The percentage of shares determined at the position of TSR is subject to a penalty according to the implementation of the RoRWA.

For measurement of the fair value the following premises was used

For fair value measurement the following premises was used:

SOP 2013
Method of Assessment	Black&Scholes
Volatility	40.00%
Rate of Dividends	3.00%
Vesting Period	3 years
Average Exercise Time	5 years
Risk-Free Rate	11.80%
Probability of Occurrence	60.27%
Fair Value of the Option Shares	R$5,96

Daily pro-rata expenses amounted

On 2018, no pro rata expenses were recorded (2017- no pro rata expenses were recorded and 2016 - R$15,789), related to the Stock Option Certificate (SOP).

					Date of
					Commencement	Expiration
	Number of	Exercise			of Fiscal	Date of Fiscal
	Units	Price in Reais	Year Granted	Employees	Year	Year
Final Balance on December 31, 2016	1,986,258
Exercised options (SOP - 2013)	(869,247)	12.84	2013	Executives	06/30/16	06/30/18
Final Balance on December 31, 2017	1,117,011
Exercised options (SOP - 2013)	(732,169)	12.84	2013	Executives	06/30/16	06/30/18
Cancelled options (SOP - 2013)	(384,842)	12.84	2013	Executives	06/30/16	06/30/18
Final Balance on December 31, 2018	-

Long Term Incentive Global CRDIV

Long Term Incentive Global CRDIV - Grant 2014

	2 years	3 years	4 years
Future income Dividend	11.1%	10,80%	9,50%
Expected Volatility	32.7%	34,70%	36,90%
Volatility comparator	12% - 52%	16% - 56%	16% - 52%
Risk-free interest rate	1.7%	2,10%	2,50%
Correlation	0.55%	0.55%	0.55%

2nd Long -Term Incentive Global Plan CRDIV - Grant 2015

Each executive has a target in reais that was converted to shares of Santander Bank Spain by the price of R$17.473. These shares will be delivered in 2019, with sale restriction of one (1) year after the delivery.

	Number of Shares	Granted Year	Employees	Data of Commencement of the Fiscal Year	Data of Expiry of Fiscal Year

1st Long Term Incentive Global CRDIV - Grant 2014	1,613,057	2014	Executives	jan - 2014	dec - 2017
Cancelled Shares (Grantec - 2014)	(1,613,057)	2014	Executives	jan - 2014	dec - 2017
2nd Long -Term Incentive Global Plan CRDIV - Grant 2015	1,775,049	2016	Executives	jan - 2015	dec - 2017
Balance Plans on December 31, 2017	1,775,049